Lease (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Right-of-use assets
Beginning balance	$ 2,050	$ 1,044
Additions	1,318	1,706
Acquisitions through business combinations	62
Reclassification to assets included in disposal group classified as held for sale - net of depreciation	(1,465)
Reclassification to liabilities included in disposal group classified as held for sale - net of depreciation	(1,485)
Depreciation	(343)	(829)
Ending balance	1,622	1,921
Lease liabilities
Beginning balance	1,934	1,111
Additions	1,318	1,706
Acquisitions through business combinations	62
Interest expense	20	50
Payments	(546)	(990)
Effect of foreign exchange rates		(35)
Ending balance	1,303	1,842
Lease liabilities - current	886	1,274	$ 831
Lease liabilities - non-current	$ 417	$ 568	$ 1,103